Joint Arrangements - Summary of Interest Percentage in Joint Operations (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Scarborough [member] | Producing and developing assets [member] | Australia [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	74.90%	100.00%
North West Shelf [member] | Producing and developing assets [member] | Australia [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	25.00%	25.00%
North West Shelf [member] | Producing and developing assets [member] | Australia [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	66.70%	66.70%
Greater Enfield and Vincent [member] | Producing and developing assets [member] | Australia [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Pluto [member] | Producing and developing assets [member] | Australia [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	90.00%	90.00%
Wheatstone [member] | Producing and developing assets [member] | Australia [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	13.00%	13.00%
Wheatstone [member] | Producing and developing assets [member] | Australia [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	65.00%	65.00%
Bass Strait [member] | Producing and developing assets [member] | Australia [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	25.00%	25.00%
Bass Strait [member] | Producing and developing assets [member] | Australia [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Macedon [member] | Producing and developing assets [member] | Australia [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	71.40%	71.40%
Pyrenees [Member] | Producing and developing assets [member] | Australia [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	40.00%	40.00%
Pyrenees [Member] | Producing and developing assets [member] | Australia [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	71.40%	71.40%
Sangomar [member] | Producing and developing assets [member] | International [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	82.00%	82.00%
Atlantis [member] | Producing and developing assets [member] | International [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	44.00%	44.00%
Mad Dog [Member] | Producing and developing assets [member] | International [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	23.90%	23.90%
Shenzi [member] | Producing and developing assets [member] | International [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	72.00%	72.00%
Trion [member] | Producing and developing assets [member] | International [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Greater Angostura [member] | Producing and developing assets [member] | International [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	45.00%	45.00%
Greater Angostura [member] | Producing and developing assets [member] | International [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	68.50%	68.50%
Browse Basin [Member] | Exploration and evaluation assets [member] | Oceania [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	30.60%	30.60%
Carnarvon Basin [Member] | Exploration and evaluation assets [member] | Oceania [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	31.60%	31.60%
Carnarvon Basin [Member] | Exploration and evaluation assets [member] | Oceania [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	70.00%	70.00%
Bonaparte Basin [Member] | Exploration and evaluation assets [member] | Oceania [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	26.70%	26.70%
Bonaparte Basin [Member] | Exploration and evaluation assets [member] | Oceania [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	35.00%	35.00%
Bonaparte Basin [Member] | Other joint operations [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	21.00%	21.00%
Congo [member] | Exploration and evaluation assets [member] | Africa [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	22.50%	22.50%
Senegal [member] | Exploration and evaluation assets [member] | Africa [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	90.00%	90.00%
Egypt [member] | Exploration and evaluation assets [member] | Africa [member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	25.00%	25.00%
Egypt [member] | Exploration and evaluation assets [member] | Africa [member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	45.00%	45.00%
US Gulf of Mexico [member] | Exploration and evaluation assets [member] | Americas [Member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	23.90%	23.90%
US Gulf of Mexico [member] | Exploration and evaluation assets [member] | Americas [Member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	75.00%	75.00%
Liard [member] | Exploration and evaluation assets [member] | Americas [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Kitimat [Member] | Exploration and evaluation assets [member] | Americas [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Myanmar [member] | Exploration and evaluation assets [member] | Asia [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	45.00%	45.00%
Sunrise [member] | Exploration and evaluation assets [member] | Asia [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	33.40%	33.40%
Barbados [member] | Exploration and evaluation assets [member] | Caribbean [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Calypso [member] | Exploration and evaluation assets [member] | Caribbean [member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	70.00%	70.00%
Angel [Member] | Other joint operations [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	20.00%	20.00%